SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2026 CNY (¥)	Feb. 28, 2025 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Debt securities held-to-maturity allowance for credit losses	$ 0	$ 0	$ 0
Impairment loss	0	0	4,840
Deferred contract cost	16,745	16,347
Amortization expenses	11,876	8,804	4,698
Contract liabilities of deferred revenue	882,192	671,227
Advertising costs	429,461	305,911	147,264
Foreign currency translation, exchange gain (loss)	$ 9,558	$ 3,005	$ (13,355)
Cash and cash equivalents | ¥				¥ 1,300,702	¥ 880,776
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SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)	6.00%
Minimum
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)	3.00%
Minimum | Equity Securities Without Readily Determinable Fair Value
SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage (as a percent)	20.00%			20.00%
Maximum
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)	13.00%
Maximum | Equity Securities Without Readily Determinable Fair Value
SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage (as a percent)	50.00%			50.00%